Schedule of Investments
November 30, 2022 (unaudited)
Monteagle Smart Diversification Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 65.56%

First Trust Brazil AlphaDEX Fund	100,000	1,092,000
First Trust Emerging Markets AlphaDEX Fund	2,796	59,834
Invesco QQQ Trust, Series 1 ETF	6,000	1,760,160
iShares China Large-Cap ETF (2)	60,000	1,689,600
iShares MSCI Brazil ETF (2)	30,000	944,400
iShares MSCI Brazil Small Cap ETF (2)	35,000	445,550
iShares MSCI Emerging Markets ETF (2)	10,000	395,200
SPDR Bloomberg Short Term High Yield Bond ETF (2)	10,000	248,300
SPDR Portfolio Developed World ex-US ETF (2)	86,483	2,661,947
SPDR Portfolio Emerging Markets ETF (2)	20,000	688,200
SPDR S&P 500 ETF Trust	9,725	3,964,688

Total Registered Investment Companies	(Cost $ 12,875,525)	13,949,879

Money Market Registered Investment Companies - 34.38%

Federated Hermes Government Obligations Fund - Institutional Class, 3.61% (3)	7,316,228	7,316,228

Total Money Market Registered Investment Companies	(Cost $ 7,316,228)	7,316,228

Total Investments - 99.95%	(Cost $ 20,191,753)	21,266,107

Other Assets Less Liabilities (0.05%)		11,641

Total Net Assets - 100.00%		21,277,748

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$21,266,107	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,266,107	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2022